Supplement dated November 22, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus dated May 1, 2024, for Protective® Investors Benefit Advisory Variable Annuity contracts issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

Supplement dated November 22, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus dated May 1, 2024, for Protective® Investors Benefit Advisory Variable Annuity NY contracts issued by Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

This Supplement amends certain information in your variable annuity contract prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference.

Effective November 15, 2024, Funds available under your Contract changed their names as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VA Equity Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
DFA VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio

All references to the funds in your Prospectuses are hereby replaced with the new fund names.

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If you have any questions regarding this Supplement, please contact your investment professional or us by calling toll free at 1-800-456-6330. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.